Debt - Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Related party interest expense – stated rate	$ 202,254	$ 169,640
Insurance premium loan payable – stated rate	6,485	5,896
Legal judgment interest expense	234,750	0
Bond premium	59,929	0
Premium on irrevocable letter of credit	69,861	0
Other interest expense	3,100	0
Amortization of debt discount	320,828	488,238
Amortization of transaction costs	9,063	1,359
Interest expense	$ 906,270	$ 665,133